Equity Method Investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial information of joint ventures
Current assets	$ 146,068	$ 217,430
Current liabilities	253,328	584,774
Voyage revenues (note 12b)	379,975	374,008	343,048
Income from vessel operations	173,503	178,960	152,940
Realized and unrealized (loss) gain on derivative instruments	(63,030)	(78,720)	(40,950)
Net income	97,356	92,944	81,937
Equity Method Investments [Member]
Financial information of joint ventures
Current assets	128,608	97,605
Non-current assets	2,121,408	1,424,450
Current liabilities	140,899	88,990
Non-current liabilities	1,798,946	1,162,556
Voyage revenues (note 12b)	167,094	106,371	99,593
Income from vessel operations	124,553	83,992	80,951
Realized and unrealized (loss) gain on derivative instruments	(41,622)	(35,173)	10,692
Net income	$ 51,492	$ 20,092	$ 59,918